Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Description of corporate information [text block]
1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”), headquartered in São Paulo, Brazil, has as its purpose, either directly or through participation in other companies, the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its and third
party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (
“B3”
) under the ticker
“ABEV3”
and on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively.

The Company’s direct controlling shareholders are Interbrew International B.V. (“IIBV”), AmBrew S.A. (“Ambrew”), both subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

The financial statements were approved by the Board of Directors on
March 12, 2020.

(b)	Major corporate events in 2019, 2018 and 2017

Application of inflation accounting and financial reporting in hyperinflationary economies

In
June 2018,
the Argentinean Peso underwent a severe devaluation, resulting in the three
-year cumulative inflation of Argentina exceeding
100%,
thereby triggering the to hyperinflationary accounting, as prescribed by IAS
29
– “Financial Reporting in Hyperinflationary Economies” from
January 1, 2018 (
beginning in the reporting period in which it identifies the existence of hyperinflation).

Under IAS
29,
the non-monetary assets and liabilities, equity and income statements of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether based on a historical cost approach or a current cost approach, shall be stated in terms of the measuring unit current at the end of the reporting period, and will be converted into Brazilian Real at closing exchange rate for the period.

Consequently, the company has applied hyperinflation accounting for its Argentinean subsidiaries in these consolidated financial statements applying the IAS
29
rules as follows:

•	Hyperinflationary accounting was applied from
January 1, 2018 (
under paragraph
4
of IAS
29,
the standard applies to the financial statements of any entity from the beginning of the reporting period in which the existence of hyperinflation is identified);

•
Non-monetary assets and liabilities stated at historical cost (e.g. property, plant and equipment, intangible assets, goodwill, etc.), and the equity of subsidiaries in Argentina were restated using an inflation index. The hyperinflation impacts resulting from changes in the general purchasing power up to
31
December 2017
were reported in retained earnings, and the impacts of changes in general purchasing power from
January 1, 2018
are reported through the income statement in a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note
11
-
Finance expenses and income
). Under paragraph
3
of IAS
29,
there is
no
general price index, but judgement can be used when the restatement of financial statements becomes necessary. That way, the index used was based on Resolution
539/18
issued by the Argentine Federation of Professional Boards on Economic Sciences: i) from
January 1, 2017
onward, the national consumer price index (“IPC”); ii) to
December 31, 2016
the wholesale price index (“IPIM”)
.

•	The income statement for
2017,
first
and
second
quarters of
2018
and the respective balance sheets of the Argentinean subsidiaries were not
restated, due to the application of this standard. Under paragraph
42
(b) of IAS
21,
when amounts are translated into the currency of a non-hyperinflationary economy, the comparative amounts shall be those that were presented as the current year amounts in the relevant prior year’s financial statements (i.e.
not
adjusted for subsequent changes in the price level or for subsequent changes in exchange rates).

Red Bull distribution contract

On
November 7, 2019,
the company entered into a long-term distribution agreement with Red Bull do Brasil Ltda. (“Red Bull”), whereby we have been granted the exclusive right to sell and distribute certain brands of Red Bull’s portfolio in specific limited points of sale for on trade channel in Brazil. We also have agreements with Red Bull to distribute their portfolio in a few limited channels in Argentina and the Dominican Republic.

Information Released by the Press

In the
third
quarter of
2019,
there were news reports based on alleged leaks of statements by Mr. Antonio Palocci in a legal procedure, to which the company subsequently had access. As previously stated in a press release dated
August 9, 2019,
the Company, consistent with its Code of Business Conduct and principles, has remained committed to reviewing and monitoring this matter. In this regard, the Company has not
identified evidence supporting Mr. Palocci’s claims of illegal conduct by Ambev.

The Company reiterates its commitment to conducting business in a legal and ethical manner, and it will continue to monitor this matter and will respond as appropriate to any requests from authorities.

Exchange contracts for future financial flows - Equity Swap

On
December 20, 2018
Ambev's Board of Directors approved the execution, by the Company or its subsidiaries, of equity swap contracts through financial institutions to be defined by the Company's management, having as underlying asset the shares issued by the Company or American Depositary Receipts (ADRs), without losses on the liquidation, within the regulatory term, of the contracts still in force. The settlement of the approved equity swap contracts shall occur within a maximum period of
18
months from approval, such contracts
may
result in exposure up to
80
million common shares (which all or part
may
be through ADRs), with a limit value up to
R$1.5
billion.

On
May 15, 2019,
the Board of Directors of Ambev approved the conclusion of new equity-swap contracts, without losses upon liquidation, within the regulatory term, of the equity-swap contracts still in force. The settlement of the newly approved equity-swap contracts will occur within a maximum period of
18
months from the date of approval, and such contracts
may
result in an exposure of up to
80
million common shares (of which all or part
may
be in the form of ADRs), up to a value limit value of
R$1.5
billion.

On
December 19, 2019,
the Board of Directors of Ambev approved new equity-swap contracts, without prejudice to the liquidation, within the regulatory term, of the equity-swap contracts still in force. The settlement of the new approved equity-swap contracts will occur within a maximum period of
18
months from the date of approval, and such contracts
may
result in an exposure of up to
80
million common shares (of which all or part
may
be in the form of ADRs), up to a value limit of
R$1.5
billion, in addition to contracts already executed in the context of the approvals of
December 20, 2018
and
May 15, 2019,
and which have
not
yet been settled as at the date of approval,
may
result in an exposure of up to
217,014,453
common shares (all or part of which
may
be in the form of ADRs).

Addendum to the Agreement with PepsiCo

The long-term agreement with PepsiCo, under which the Company has the exclusive right to bottle, sell and distribute certain brands on PepsiCo’s portfolio of soft drinks in Brazil, including Pepsi Cola, Gatorade,
H2OH!
and Lipton Ice Tea, was added in
October 2018
to reflect certain changes in the trade agreement between the parties. The new terms of the agreement were approved by CADE in
December 2018
and became effective as of
January
1st,
2019.
The agreement will be in force until
December 31, 2027.

Sale of subsidiary

On
June 8, 2018
the Company concluded the sale of all of the shares of its subsidiary Barbados BottlingCo. Limited, active in the Soft Drink business sub unit, totaling
US$53
million, corresponding to
R$179
million. The Company recorded a gain on this transaction of
US$22
million, corresponding to
R$75
million as at the transaction date and to
R$79
million as at
December 31, 2018,
recorded in the income statement as a Exceptional item.

Perpetual licensing agreement with Quilmes

In
September 2017,
Quilmes, a subsidiary of Ambev, entered into an agreement whereby AB InBev will grant a perpetual license to Quilmes in Argentina for Budweiser and other North American brands upon the recovery of the distribution rights by AB InBev from the Chilean company Compañia Cervecerías Unidas S.A.
-
CCU. The agreement also envisioned the transfer of the brewery of Cerveceria Argentina Sociedad Anonima Isenbeck by AB InBev to Quilmes and the transfer of some Argentinean brands (Norte, Iguana and Baltica) and related business assets along with
US$50
million by Quilmes to CCU. The transaction was closed on
May 2, 2018,
following the approval, on
April 27, 2018,
by the Argentinean antitrust authority (Comisión Nacional de Defensa de la Competencia) of the main transaction documents and the verification of other usual conditions closing. The Company recorded a gain of
306
million Argentinean Pesos (corresponding to
R$50
million as at the transaction date and to
R$30
million as at
December 31, 2018)
in the income statement as a result of the application of the accounting practice for the exchange of assets involving transactions under common control as Exceptional items.

Renegotiation of shareholders agreement from Tenedora

On
December 1, 2017,
Ambev informed its shareholders and the market that E. León Jimenes, S.A. (“ELJ”), the partner of Ambev in Tenedora CND S.A. (“Tenedora”), which holds almost all of the shares of Cervecería Nacional Dominicana, S.A (“CND”), as provided for in the shareholders’ agreement of Tenedora, would partially exercise ELJ’s put option in relation to approximately
30%
of the capital stock of Tenedora. As a result, of the partial put exercise option, the Company paid to ELJ the amount of
R$3
billion (equivalent to USD
926.5
million) and become the holder of approximately
85%
of Tenedora, and ELJ continue to hold
15%.
Considering the strategic importance of the alliance with the ELJ, the Board of Directors of Ambev also approved on this date an extension of the expiration date of the ELJ put option term from
2019
to
2022,
of the period for the call option granted by ELJ to the Company to become exercisable. The transaction was subject to certain conditions precedent that was concluded on
January 18, 2018.

Adherence to the Special Tax Regularization Program - PERT
2017

During the
third
quarter of
2017,
the Company adhere a Special Program for Tax Regularization, fixed by Provisional Measure
no.
783,
from
May 31, 2017,
extended by the Provisional Measure
no.
798
(“PERT
2017
in
August, 30 2017”),
undertaking to pay some tax assessments that were in dispute, including debts from its subsidiaries, for a total amount of
R$3.5
billion, already considering discounts according to the program, having paid the amount of approximately
R$960
million in
2017
and undertaking to pay the remaining value in
145
monthly installments, with interest, starting in
January, 2018,
the installments owed until moment, have been paid.